Income Taxes (Details) - Schedule of income tax attributes $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Canadian non-capital losses [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 124,029
Expiration date	2026 to 2041
Canadian capital losses [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 2,571
Expiration date	Indefinite
Canadian tax basis of mineral interest [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 371,059
Expiration date	Indefinite
US non-capital losses [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 432
Expiration date	2041
US capital losses [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 1,634
Expiration date	2025
US tax basis of mineral interest [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 18,824
Expiration date	Indefinite